Note 14 - Net Income (Loss) Per Share (Tables)	12 Months Ended
Oct. 31, 2022
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years ended October 31,
	2022	2021	2020
Net income (loss) (numerator)	$(347,091)	$6,610,516	$(6,121,224)
Shares (denominator)	7,523,022	7,587,686	7,354,513
Basic and diluted net income (loss) per share	$(0.05)	$0.87	$(0.83)